Fixed assets and assets held for sale, Assets held for sale (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Property Plant And Equipment [Line Items]
Balance as at beginning of period	$ 29,027
Balance as at end of period	0
Assets held for sale
Property Plant And Equipment [Line Items]
Balance as at beginning of period	29,027
Vessel was delivered to its buyers on April 25, 2018	(29,027)
Balance as at end of period	$ 0